SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details) - 401(k) Profit Sharing Plan	12 Months Ended
Dec. 31, 2025 USD ($)
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Employer identification number	25-0851535
Plan number	002
Participant Loans	$ 567,660
Total	$ 48,445,955
Investment, Identifier [Axis]: AmeriServ Financial, Inc., Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	asrv:AmeriservFinancialInc.Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	AmeriServ Financial, Inc. common stock
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 534,424
Investment, Identifier [Axis]: Annuity Insurance Contracts
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	asrv:AnnuityInsuranceContractsMember
Current Value	$ 182,514
Investment, Identifier [Axis]: Blackrock, Mid Cap Grw Eqty - I, Mutual Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	asrv:BlackrockMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 69,990
Investment, Identifier [Axis]: Calvert, US Large Cap Growth, Mutual Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	asrv:CalvertMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 183,095
Investment, Identifier [Axis]: Dodge amp; Cox, Balanced Fund, Mutual Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	asrv:DodgeCoxMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 178,700
Investment, Identifier [Axis]: Federated Hermes, Instl High-Yield Bond Fund, Mutual Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	asrv:FederatedHermesMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 35,815
Investment, Identifier [Axis]: Fidelity, Adv Emerging Markets - Z, Mutual Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	asrv:FidelityMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 35,649
Investment, Identifier [Axis]: Fidelity, Adv Growth Oppor - Z, Mutual Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	asrv:FidelityMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 1,128,270
Investment, Identifier [Axis]: Fidelity, Adv Technology - Z, Mutual Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	asrv:FidelityMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 2,965,545
Investment, Identifier [Axis]: Fidelity, Low-Priced Stock Fund, Mutual Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	asrv:FidelityMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 449,744
Investment, Identifier [Axis]: Goldman Sachs Financial Square Gov't Fund, Money Market Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	asrv:GoldmanSachsFinancialSquareGovTFundMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Money market funds/cash equivalents
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 2,731,970
Investment, Identifier [Axis]: Goldman Sachs Financial Treasury Obligations, Money Market Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	asrv:GoldmanSachsFinancialTreasuryObligationsMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Money market funds/cash equivalents
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 1,588,651
Investment, Identifier [Axis]: John Hancock III, Disc Value Mid Cap, Mutual Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	asrv:JohnHancockIiiMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 176,648
Investment, Identifier [Axis]: Loomis Sayles, Bond Instl, Mutual Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	asrv:LoomisSaylesMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 14,291
Investment, Identifier [Axis]: Natixis Loomis Sayles, Limited Gov, Mutual Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	asrv:NatixisLoomisSaylesMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 49,543
Investment, Identifier [Axis]: Nuveen, Real Estate Sec Sel F-R6, Mutual Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	asrv:NuveenMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 40,001
Investment, Identifier [Axis]: Pathroad Conservative Fixed Income, Common/Collective Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	asrv:PathroadConservativeFixedIncomeMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/collective funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 48,114
Investment, Identifier [Axis]: Pathroad Strategic Balanced Growth amp; Income, Common/Collective Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	asrv:PathroadStrategicBalancedGrowthIncomeMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/collective funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 174,923
Investment, Identifier [Axis]: Pathroad Strategic Capital Appreciation amp; Income, Common/Collective Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	asrv:PathroadStrategicCapitalAppreciationIncomeMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/collective funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 683,138
Investment, Identifier [Axis]: Pathroad Strategic Conservative Growth amp; Income, Common/Collective Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	asrv:PathroadStrategicConservativeGrowthIncomeMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/collective funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 314,295
Investment, Identifier [Axis]: Pathroad Strategic Long-Term Equity, Common/Collective Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	asrv:PathroadStrategicLongTermEquityMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/collective funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 888,604
Investment, Identifier [Axis]: Pathroad Tactical Balanced Growth amp; Income, Common/Collective Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Pathroad Tactical Balanced Growth and Income Fund
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/collective funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 7,290,414
Investment, Identifier [Axis]: Pathroad Tactical Capital Appreciation amp; Income, Common/Collective Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Pathroad Tactical Capital Appreciation and Income Fund
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/collective funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 8,142,095
Investment, Identifier [Axis]: Pathroad Tactical Conservative Growth amp; Income, Common/Collective Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	asrv:PathroadTacticalConservativeGrowthIncomeMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/collective funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 1,943,420
Investment, Identifier [Axis]: Pathroad Tactical Intermediate-Term Fixed Income, Common/Collective Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	asrv:PathroadTacticalIntermediateTermFixedIncomeMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/collective funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 93,204
Investment, Identifier [Axis]: Pathroad Tactical Long-Term Equity, Common/Collective Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	asrv:PathroadTacticalLongTermEquityMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/collective funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 4,522,002
Investment, Identifier [Axis]: Pimco, GNMA amp; Govt Securities Fund - Inst, Mutual Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	asrv:PimcoMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 76,227
Investment, Identifier [Axis]: Pimco, Income Fund - Inst, Mutual Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	asrv:PimcoMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 70,219
Investment, Identifier [Axis]: Pimco, Total Return Fund - Inst, Mutual Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	asrv:PimcoMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 91,298
Investment, Identifier [Axis]: Primecap, Odyssey Aggr Grwth Fund, Mutual Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	asrv:PrimecapMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 624,204
Investment, Identifier [Axis]: T. Rowe Price, Capital Appreciation I, Mutual Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	asrv:T.RowePriceMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 2,121,262
Investment, Identifier [Axis]: T. Rowe Price, Financial Services I, Mutual Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	asrv:T.RowePriceMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 408,187
Investment, Identifier [Axis]: T. Rowe Price, Health Sciences I, Mutual Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	asrv:T.RowePriceMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 807,877
Investment, Identifier [Axis]: T. Rowe Price, Real Assets - I, Mutual Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	asrv:T.RowePriceMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 295,314
Investment, Identifier [Axis]: T. Rowe Price, Retire 2020, Mutual Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	asrv:T.RowePriceMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 448
Investment, Identifier [Axis]: T. Rowe Price, Retire 2025, Mutual Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	asrv:T.RowePriceMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 112,414
Investment, Identifier [Axis]: T. Rowe Price, Retire 2030, Mutual Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	asrv:T.RowePriceMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 962,568
Investment, Identifier [Axis]: T. Rowe Price, Retire 2035, Mutual Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	asrv:T.RowePriceMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 256,824
Investment, Identifier [Axis]: T. Rowe Price, Retire 2040, Mutual Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	asrv:T.RowePriceMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 667,458
Investment, Identifier [Axis]: T. Rowe Price, Retire 2045, Mutual Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	asrv:T.RowePriceMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 167,345
Investment, Identifier [Axis]: T. Rowe Price, Retire 2050, Mutual Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	asrv:T.RowePriceMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 39,934
Investment, Identifier [Axis]: T. Rowe Price, Retire 2055, Mutual Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	asrv:T.RowePriceMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 182,518
Investment, Identifier [Axis]: T. Rowe Price, Retire 2060, Mutual Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	asrv:T.RowePriceMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 127,363
Investment, Identifier [Axis]: T. Rowe Price, Retire 2065, Mutual Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	asrv:T.RowePriceMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 128,179
Investment, Identifier [Axis]: Vanguard, Emerging Markets Bond, Mutual Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	asrv:VanguardMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 59,800
Investment, Identifier [Axis]: Vanguard, Equity Income Fund, Mutual Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	asrv:VanguardMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 638,734
Investment, Identifier [Axis]: Vanguard, Institutional Index, Mutual Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	asrv:VanguardMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 4,765,786
Investment, Identifier [Axis]: Vanguard, Intl Growth Fund Adm, Mutual Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	asrv:VanguardMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 200,041
Investment, Identifier [Axis]: Vanguard, Mid Cap Index, Mutual Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	asrv:VanguardMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 133,258
Investment, Identifier [Axis]: Vanguard, Small Cap Index - Adm, Mutual Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	asrv:VanguardMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 279,723
Investment, Identifier [Axis]: Vanguard, Total Bond Market Index, Mutual Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	asrv:VanguardMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 61,768
Investment, Identifier [Axis]: Virtus Kar, Intl Sm Mid - I, Mutual Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	asrv:VirtusKarMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 85,015
Investment, Identifier [Axis]: Virtus Kar, Sm Cap Growth - I, Mutual Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	asrv:VirtusKarMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 49,472
AmeriServ Financial, Inc. common stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Current Value	534,424
Mutual funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Current Value	18,740,527
Common/collective funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Current Value	24,100,209
Money market funds/cash equivalents
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Current Value	$ 4,320,621
Minimum
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Interest rate for participants loans	2.49%
Maturity date for participant loans	Mar. 13, 2026
Maximum
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Interest rate for participants loans	6.24%
Maturity date for participant loans	Nov. 30, 2030